PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 11 — PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	September 30,
	2023 (unaudited)	December 31, 2022
Building	$13,315	$233,869
Accessory equipment	41,107	211,879
Structures	5,245	47,568
Vehicles	3,980	4,512
Tools, furniture and fixtures	457,701	1,751,969
Lease assets	164,836	186,871
Accumulated depreciation	(686,184)	(534,426)
Impairment	-	(511,695)
Property and equipment, net	$-	$1,390,547

Depreciation expense for nine months ended September 30, 2023 and 2022, were respectively $182,689 and $186,337.